Convertible Notes Payable	6 Months Ended
Jun. 30, 2014
Convertible Notes Payable [Abstract]
Convertible Notes Payable:

Note 8 Convertible Notes Payable:

(A)	Series A Senior Secured Convertible Promissory Notes

From February 11, 2014 through June 30, 2014, the Company raised gross proceeds of $9,987,650 through the sale of units (the “Series A Units”) in a private offering (the “Series A Offering”). The purchase price for each Series A Unit was $50,000 and each Series A Unit consisted of (i) a 12% Series A Senior Secured Convertible Promissory Note in the principal amount of $50,000 (the “Series A Notes”) convertible into shares of common stock of the Company at a conversion price of $0.30 per share and (ii) a Series A warrant to purchase 33,333 shares of common stock of the Company at an exercise price of $0.30 (the “Series A Warrant”). All outstanding principal and interest of each Series A Note is due on February 11, 2016.  The Series A Notes may be redeemed by the Company at any time following six (6) months after their respective issuance. If however,  the Company elects to redeem the Series A Notes prior to the one (1) year anniversary date of the issuance of such Series A Note, the Company shall pay the holder all unpaid interest on the portion of the principal redeemed that would have been earned through such one (1) year anniversary date. The holder of each Series A Note may elect to convert the principal balance of the Series A Note into shares of common stock at any time following six (6) months after the issuance of such note.

The Series A Notes are secured by a first lien on substantially all of the assets of the Company, including all present and future wells and working interests, on a pro-rata basis.

Each Series A Note bears interest at 12% per annum and is due and payable quarterly, in arrears, with the initial interest payment due March 31, 2014.

Beneficial Conversion Feature

The intrinsic value of certain convertible notes, when issued, gave rise to a beneficial conversion feature which was recorded as a discount to the notes of $1,822,854 to be amortized over the period from issuance to the date that the debt becomes convertible.

Warrants

Each investor participating in the Series A Offering received a Series A Warrant, exercisable for up to 33,333 shares of common stock for every $50,000 invested. The Series A Warrants are exercisable at $0.30 per share.  The Series A Warrants expire five (5) years from the date of issuance. During the six months ended June 30, 2014, we issued Series A Warrants exercisable for up to 5,658,374 of our common stock to investors participating in the Series A Offering. The issuance of the Series A Warrants was recorded as a debt discount of $1,681,827 and is being amortized over the life of the Series A Note.

The following is a summary of Series A Notes:

Balance – January 1, 2014	$-
Issuance of convertible notes payable	9,987,650
Discount recorded on beneficial conversion feature at issuance	(1,822,854)
Discount recorded on warrants at issuance	(1,681,827)
Repayments	-
Converted to common stock	-
Note matured– reclassified to due on demand	-
Accretion of debt discount	1,190,559
Convertible notes payable, net of debt discount	$7,673,528
Less current maturities	-
Balance – June 30, 2014	$7,673,528

(B)	Series B Senior Secured Convertible Promissory Notes

On June 6, 2014, the Company raised gross proceeds of $3,032,860 through the sale of units (the “Series B Units”) in a private offering (the “Series B Offering”). The purchase price for each Series B Unit was $50,000 and each Series B Unit consisted of (i) a 12% Series B Senior Secured Convertible Promissory Note in the principal amount of $50,000 (the “Series B Notes”) convertible into shares of common stock of the Company at a conversion price of $0.30 per share and (ii) a Series B warrant to purchase 33,333 shares of common stock of the Company at an exercise price of $0.30 (the “Series B Warrant”). All outstanding principal and interest of each Series B Note is due on June 6, 2016.  The Series B Notes may be redeemed by the Company at any time following six (6) months after their respective issuance. If however,  the Company elects to redeem the Series B Notes prior to the one (1) year anniversary date of the issuance of such Series B Note, the Company shall pay the holder all unpaid interest on the portion of the principal redeemed that would have been earned through such one (1) year anniversary date. The holder of each Series B Note may elect to convert the principal balance of the Series B Note into shares of common stock at any time following six (6) months after the issuance of such note.

The Series B Notes are secured by a first lien on substantially all of the assets of the Company, including all present and future wells and working interests, on a pro-rata basis. The lien is pari-passu with the lien granted in favor of the holders of the Company’s outstanding Series A Notes.

Each Series B Note bears interest at 12% per annum and is due and payable quarterly, in arrears, with the initial interest payment due September 30, 2014.

Warrants

Each investor participating in the Series B Offering received a Series B Warrant, exercisable for up to 33,333 shares of common stock for every $50,000 invested. The Series B Warrants are exercisable at $0.30 per share.  The Series B Warrants expire five (5) years from the date of issuance. During the six months ended June 30, 2014, we issued Series B Warrants exercisable for up to 2,021,957 of our common stock to investors participating in the Series B Offering. The issuance of the Series B Warrants was recorded as a debt discount of $440,246 and is being amortized over the life of the Series B Note.

The following is a summary of Series B Notes:

Balance – January 1, 2014	$-
Issuance of convertible notes payable	3,032,860
Discount recorded on beneficial conversion feature at issuance	-
Discount recorded on warrants at issuance	(440,246)
Repayments	-
Converted to common stock	-
Note matured – reclassified to due on demand	-
Accretion of debt discount	14,454
Convertible notes payable, net of debt discount	$2,607,068
Less current maturities	-
Balance – June 30, 2014	$2,607,068

Future minimum debt repayments under these obligations at June 30, 2014 are as follows:

Year ending December 31:

2014 (remainder of year)	$-

2015	-

2016	13,020,510

2017 and thereafter	-

$13,020,510

(C)	Debt Issuance Costs

Debt issuance costs, net are as follows:

Balance - January 1, 2014	$-
Debt issue costs incurred in 2014	1,993,304
Amortization of debt issue costs	(242,233)
Balance – June 30, 2014	$1,751,071